Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments	. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$62,210	$0	$1,074	$0	$61,136
Obligations of U.S. states and their political subdivisions	165,109	421	6,315	0	159,215
Foreign government bonds	87,853	1	15,891	0	71,963
U.S. public corporate securities	1,062,342	1,943	180,880	0	883,405
U.S. private corporate securities	186,123	141	13,465	358	172,441
Foreign public corporate securities	138,717	28	25,783	0	112,962
Foreign private corporate securities	133,074	523	21,562	0	112,035
Asset-backed securities(1)	18,358	272	256	0	18,374
Commercial mortgage-backed securities	124,486	0	8,595	0	115,891
Residential mortgage-backed securities(2)	12,446	92	467	5	12,066
Total fixed maturities, available-for-sale	$1,990,718	$3,421	$274,288	$363	$1,719,488
(1)Includes credit-tranched securities collateralized by loan obligations and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$12,832	$673	$0	$0	$13,505
Obligations of U.S. states and their political subdivisions	161,812	17,198	0	0	179,010
Foreign government bonds	93,062	8,731	1,002	0	100,791
U.S. public corporate securities	908,129	117,450	2,994	0	1,022,585
U.S. private corporate securities	190,157	13,128	52	1,558	201,675
Foreign public corporate securities	105,346	8,481	644	0	113,183
Foreign private corporate securities	138,753	6,620	2,015	0	143,358
Asset-backed securities(1)	16,685	596	4	0	17,277
Commercial mortgage-backed securities	132,961	8,401	7	0	141,355
Residential mortgage-backed securities(2)	2,474	385	0	0	2,859
Total fixed maturities, available-for-sale	$1,762,211	$181,663	$6,718	$1,558	$1,935,598
(1)Includes credit-tranched securities collateralized by education loans and loan obligations.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
The following tables set forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2022
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$61,136	$1,074	$0	$0	$61,136	$1,074
Obligations of U.S. states and their political subdivisions	113,693	6,315	0	0	113,693	6,315
Foreign government bonds	46,826	5,741	24,746	10,150	71,572	15,891
U.S. public corporate securities	704,906	111,763	155,138	69,117	860,044	180,880
U.S. private corporate securities	149,670	11,857	9,273	1,608	158,943	13,465
Foreign public corporate securities	69,310	11,016	38,996	14,767	108,306	25,783
Foreign private corporate securities	62,044	12,499	33,858	9,063	95,902	21,562
Asset-backed securities	5,570	160	3,289	96	8,859	256
Commercial mortgage-backed securities	110,820	8,398	5,071	197	115,891	8,595
Residential mortgage-backed securities	10,509	467	0	0	10,509	467
Total fixed maturities, available-for-sale	$1,334,484	$169,290	$270,371	$104,998	$1,604,855	$274,288

	December 31, 2021
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$17,306	$928	$2,072	$74	$19,378	$1,002
U.S. public corporate securities	72,360	1,255	42,496	1,739	114,856	2,994
U.S. private corporate securities	2,349	27	979	25	3,328	52
Foreign public corporate securities	9,439	192	6,726	452	16,165	644
Foreign private corporate securities	18,912	596	11,402	1,419	30,314	2,015
Asset-backed securities	3,426	4	0	0	3,426	4
Commercial mortgage-backed securities	3,083	7	0	0	3,083	7
Total fixed maturities, available-for-sale	$126,875	$3,009	$63,675	$3,709	$190,550	$6,718

As of December 31, 2022 and 2021, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $269.6 million and $5.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $4.7 million and $1.4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2022, the $105.0 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and capital goods sectors. As of December 31, 2021, the $3.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the consumer non-cyclical, finance and capital goods sectors.
In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2022. This conclusion was based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to increases in interest rates, general credit spread widening, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2022, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2022
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$40,526	$39,539
Due after one year through five years	240,259	226,070
Due after five years through ten years	154,492	140,664
Due after ten years	1,400,151	1,166,884
Asset-backed securities	18,358	18,374
Commercial mortgage-backed securities	124,486	115,891
Residential mortgage-backed securities	12,446	12,066
Total fixed maturities, available-for-sale	$1,990,718	$1,719,488
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs, and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$37,605	$49,835	$4,085
Proceeds from maturities/prepayments	64,177	49,793	57,837
Gross investment gains from sales and maturities	224	708	(4)
Gross investment losses from sales and maturities	(5,451)	(1,024)	(43)
Write-downs recognized in earnings(2)	0	0	(625)
(Addition to) release of allowance for credit losses	1,195	(1,558)	0
(1)Excludes activity from non-cash related proceeds due to the timing of trade settlements of $(0.1) million, $1.5 million and $(1.5) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Amounts represent write-downs of credit adverse securities and securities actively marketed for sale.
The following tables set forth the activity in the allowance for credit losses for fixed maturity securities, as of the dates indicated:

	Year Ended December 31, 2022
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$1,558	$0	$0	$0	$1,558
Additions (reductions) on securities with previous allowance	0	0	(1,200)	0	0	1	(1,199)
Additions to allowance for credit losses not previously recorded	0	0	0	0	0	4	4
Balance, end of period	$0	$0	$358	$0	$0	$5	$363

	Year Ended December 31, 2021
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Bonds	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$0	$0	$0	$0	$0
Additions to allowance for credit losses not previously recorded	0	0	1,558	0	0	0	1,558
Balance, end of period	$0	$0	$1,558	$0	$0	$0	$1,558

For the year ended December 31, 2020, there was no activity in the allowance for credit losses for fixed maturity securities.

See Note 2 for additional information about the Company's methodology for developing our allowance for credit losses.

For the year ended December 31, 2022, the net decrease in the allowance for credit losses on available-for-sale securities was primarily related to a net release on restructured private corporate securities within the transportation sector.

For the year ended December 31, 2021, the net increase in the allowance for credit losses for fixed maturity securities was primarily related to adverse projected cash flows on securities in the transportation sector within private corporate securities.

The Company did not have any fixed maturity securities purchased with credit deterioration, as of both December 31, 2022 and 2021.

Fixed Maturities, Trading
The net change in unrealized gains (losses) from fixed maturities, trading still held at period end, recorded within “Other income (loss),” was $(3.4) million, $(2.0) million and $2.1 million during the years ended December 31, 2022, 2021 and 2020, respectively.
Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(1.5) million, $(0.3) million and $(0.8) million during the years ended December 31, 2022, 2021 and 2020, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2022		December 31, 2021
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$62,434	42.0%	$42,188	36.4%
Hospitality	12,996	8.7	13,709	11.8
Industrial	17,132	11.5	17,356	15.0
Office	10,568	7.1	16,880	14.6
Other	7,767	5.2	7,927	6.8
Retail	22,123	14.9	15,511	13.4
Total commercial mortgage loans	133,020	89.4	113,571	98.0
Agricultural property loans	15,567	10.6	2,251	2.0
Total commercial mortgage and agricultural property loans	148,587	100.0%	115,822	100.0%
Allowance for credit losses	(408)		(246)
Total net commercial mortgage and agricultural property loans	$148,179		$115,576

As of December 31, 2022, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States with the largest concentrations in Florida (12%), New York (10%), Oregon (9%) and included loans secured by properties in Europe (3%) and Mexico (3%).

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2019	$164	$1	$165
Cumulative effect of adoption of ASU 2016-13	204	0	204
Addition to (release of) allowance for expected losses	72	(1)	71
Balance at December 31, 2020	$440	$0	$440
Addition to (release of) allowance for expected losses	(194)	0	(194)
Balance at December 31, 2021	$246	$0	$246
Addition to (release of) allowance for expected losses	159	3	162
Balance at December 31, 2022	$405	$3	$408
See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2022, the net increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to an increase in the general allowance due to declining market conditions and loan originations.

For the year ended December 31, 2021, the net decrease in the allowance for credit losses on commercial mortgage and other loans was primarily related to the improving credit environment.
The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2022
	Amortized Cost by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$20,000	$792	$0	$9,993	$1,387	$48,812	$80,984
60%-69.99%	15,000	1,615	2,198	18,982	0	1,016	38,811
70%-79.99%	0	347	0	3,855	0	7,213	11,415
80% or greater	0	0	0	0	0	1,810	1,810
Total	$35,000	$2,754	$2,198	$32,830	$1,387	$58,851	$133,020
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$35,000	$2,754	$2,198	$27,697	$1,387	$40,285	$109,321
1.0 - 1.2x	0	0	0	0	0	8,809	8,809
Less than 1.0x	0	0	0	5,133	0	9,757	14,890
Total	$35,000	$2,754	$2,198	$32,830	$1,387	$58,851	$133,020
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$1,078	$1,092	$0	$0	$0	$1,052	$3,222
60%-69.99%	12,345	0	0	0	0	0	12,345
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$13,423	$1,092	$0	$0	$0	$1,052	$15,567
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$13,423	$1,092	$0	$0	$0	$1,052	$15,567
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$13,423	$1,092	$0	$0	$0	$1,052	$15,567

	December 31, 2021
	Amortized Cost by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$360	$0	$7,203	$1,433	$8,836	$50,537	$68,369
60%-69.99%	2,066	2,198	24,368	0	1,016	8,524	38,172
70%-79.99%	347	0	3,855	0	0	1,870	6,072
80% or greater	0	0	0	0	958	0	958
Total	$2,773	$2,198	$35,426	$1,433	$10,810	$60,931	$113,571
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$2,773	$2,198	$30,009	$1,433	$5,671	$42,469	$84,553
1.0 - 1.2x	0	0	0	0	958	9,186	10,144
Less than 1.0x	0	0	5,417	0	4,181	9,276	18,874
Total	$2,773	$2,198	$35,426	$1,433	$10,810	$60,931	$113,571
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$1,126	$0	$0	$0	$0	$1,125	$2,251
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$1,126	$0	$0	$0	$0	$1,125	$2,251
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$1,126	$0	$0	$0	$0	$1,125	$2,251
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$1,126	$0	$0	$0	$0	$1,125	$2,251

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2022
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$133,020	$0	$0	$0	$133,020	$0
Agricultural property loans	15,567	0	0	0	15,567	0
Total	$148,587	$0	$0	$0	$148,587	$0
(1)As of December 31, 2022, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2021
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$113,571	$0	$0	$0	$113,571	$0
Agricultural property loans	2,251	0	0	0	2,251	0
Total	$115,822	$0	$0	$0	$115,822	$0
(1)As of December 31, 2021, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

For the year ended December 31, 2022, there were $3.4 million of commercial mortgage and other loans acquired, other than those through direct origination, and there were $3.8 million of commercial mortgage and other loans sold.

For the year ended December 31, 2021, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were no commercial mortgage and other loans sold.

The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of both December 31, 2022 and 2021.

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Company's investment in separate accounts	$0	$4,053
LPs/LLCs:
Equity method:
Private equity	74,468	63,705
Hedge funds	42,472	38,216
Real estate-related	10,199	8,326
Subtotal equity method	127,139	110,247
Fair value:
Private equity	279	400
Hedge funds	55	66
Real estate-related	2,055	2,374
Subtotal fair value	2,389	2,840
Total LPs/LLCs	129,528	113,087
Derivative instruments	0	7,187
Total other invested assets	$129,528	$124,327
Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method. Changes between periods in the tables below reflect changes in the activities within the LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2022	2021
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$2,012,092	$1,950,577
Total liabilities	$0	$0
Partners’ capital	2,012,092	1,950,577
Total liabilities and partners’ capital	$2,012,092	$1,950,577
Total liabilities and partners’ capital included above	$37,626	$36,671
Equity in LP/LLC interests not included above	89,513	73,576
Carrying value	$127,139	$110,247
(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in securities and other miscellaneous assets.

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$51,084	$154,144	$168,120
Total expenses	0	0	0
Net earnings (losses)	$51,084	$154,144	$168,120
Equity in net earnings (losses) included above	$955	$2,898	$3,144
Equity in net earnings (losses) of LP/LLC interests not included above	5,836	16,814	3,858
Total equity in net earnings (losses)	$6,791	$19,712	$7,002
(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in securities and other income.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the dates indicated:

	December 31,
	2022	2021
	(in thousands)
Fixed maturities	$18,653	$16,561
Equity securities	1	1
Commercial mortgage and other loans	352	301
Policy loans	5,612	5,670
Short-term investments and cash equivalents	604	6
Total accrued investment income	$25,222	$22,539

There were $0.0 million and $0.1 million of write-downs on accrued investment income for the years ended December 31, 2022 and 2021.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities, available-for-sale	$73,656	$65,882	$61,250
Fixed maturities, trading	1,012	827	542
Equity securities	364	363	363
Commercial mortgage and other loans	4,609	5,654	5,485
Policy loans	10,427	11,414	11,597
Other invested assets	8,873	20,660	7,509
Short-term investments and cash equivalents	3,384	46	431
Gross investment income	102,325	104,846	87,177
Less: investment expenses	(3,933)	(4,355)	(4,182)
Net investment income	$98,392	$100,491	$82,995
There were no non-income producing assets as of December 31, 2022. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2022.

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(in thousands)
Fixed maturities(1)	$(4,032)	$(1,874)	$(672)
Commercial mortgage and other loans	(153)	194	(71)
Other invested assets	(51)	625	(51)
Derivatives(2)	18,123	1,549	2,721
Short-term investments and cash equivalents	(52)	21	(56)
Realized investment gains (losses), net(2)	$13,835	$515	$1,871
(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.
(2)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2022	2021	2020
	(in thousands)
Fixed maturity securities, available-for-sale without an allowance	$(270,867)	$174,945	$258,325
Derivatives designated as cash flow hedges(1)	14,102	5,407	(2,998)
Affiliated notes	59	194	254
Other investments	122	260	143
Net unrealized gains (losses) on investments	$(256,584)	$180,806	$255,724
(1)For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2022 and 2021, the Company had no repurchase agreements.

Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties.
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2022 and 2021, there were no collateral that could be sold or repledged.
As of December 31, 2022 and 2021, there were available-for-sale fixed maturities of $0.0 million and $0.5 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.